As filed with the Securities and Exchange Commission on March 31, 1999

                                                      Registration No. 33-90888
                                                       811-9010

                       SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON, D.C  20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|

                         Pre-Effective Amendment No. |_|
                       Post-Effective Amendment No. 13 |X|

                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 15 |X|


                          TRANSAMERICA INVESTORS, INC.
                           (Exact Name of Registrant)

                     1150 South Olive, Los Angeles, CA 90015
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                                   (213) 742-2111

Name and Address of Agent for Service:

Reid A. Evers, Esquire
Vice President and Associate General Counsel
Transamerica Occidental Life Insurance Company
1150 South Olive
Los Angeles, CA  90015

                                  Approximate  date  of  proposed  sale  to  the
                      public: As soon as practicable after effectiveness of the Registration Statement.

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24F-2 under the Investment Company Act of 1940. The Form 24F-2 for the year ended December 31, 1997 was filed on March 20, 1998.


         It                is proposed  that this filing will become  effective:
                           |_|immediately upon filing pursuant to paragraph (b) |_|on _____pursuant to paragraph (b)
                           |_| 60 days after filing pursuant to paragraph (a)(1) |_| on ________________ pursuant to paragraph (a)(1)
                           |_| 75 days after filing pursuant to paragraph (a)(2) |_| on ___ pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

                         |X|  this  Post-Effective  Amendment  designates  a new
                    effective  date  for  a  previously   filed   post-effective
                    amendment.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Investors, Inc. certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on the 31st day of March, 1999.

                          TRANSAMERICA INVESTORS, INC.

                         By: /s/Donald P. Radisich
                              Donald P. Radisich
                              Vice President


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Signatures                  Titles                                      Date
______________________*     Director and Chief                         March 31, 1999
Nooruddin Veerjee           Executive Officer

______________________*     President                                  March 31, 1999
Nicki Bair
______________________*     Treasurer and                              March 31, 1999
Susan Hughes                           Chief Accounting Officer

______________________*     Director                                   March 31, 1999
Sidney E. Harris
______________________*     Director                                   March 31, 1999
Charles C. Reed
_____________________ *     Director                                   March 31, 1999
Gary U. Rolle
______________________ *    Director                                   March 31, 1999
Carl R. Terzian

By: /s/Donald P. Radisich  On March 31, 1999 as Attorney-in-Fact pursuant to
       Donald P. Radisich  powers of attorney filed herewith.